SHARE BASED PAYMENTS (Detail Textuals) shares in Millions	12 Months Ended
	Jun. 30, 2018 Key_management_personnel employee Director Consultant	Jun. 30, 2017 Key_management_personnel employee previous_director Director Consultant	Jun. 30, 2016 Key_management_personnel employee previous_director Director Consultant	Jun. 30, 2009 shares	Jun. 30, 2008 shares	Jun. 30, 2007 shares	Jun. 30, 2005 shares	Jun. 30, 2004 shares
U.S. plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of previous director | previous_director		1	1
Number of ordinary shares authorized under plan				60	45	30	22	12
Option expiration period	10 years
Percentage of default vesting conditions per year	25.00%
Australian plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of director | Director	5	5	6
Number of key management personnel | Key_management_personnel	2	3	2
Number of employees | employee	11	9	12
Number of consultant | Consultant	9	10	19
Number of ordinary shares authorized under plan				60	45	30	22	12
Option expiration period	10 years
Percentage of default vesting conditions per year	25.00%